INTANGIBLE ASSETS, NET (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
INTANGIBLE ASSETS, NET [Abstract]
Amortization expenses	$ 210	¥ 1,361	¥ 1,634	¥ 659